Annual Total Returns - Investor Class	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(American Beacon Funds) | (American Beacon Balanced Fund)
Prospectus [Line Items]
Annual Return [Percent]	11.25%	10.11%	12.06%	(7.84%)	16.33%	6.12%	22.09%	(8.19%)	12.21%	12.01%
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund)
Prospectus [Line Items]
Annual Return [Percent]	7.35%	(0.60%)	5.06%	(9.89%)	(2.23%)	4.31%	4.02%	0.50%	2.95%
(American Beacon Funds) | (American Beacon International Equity Fund)
Prospectus [Line Items]
Annual Return [Percent]	36.52%	1.78%	22.07%	(11.15%)	9.30%	0.73%	19.00%	(16.64%)	24.39%	(0.10%)
(American Beacon Funds) | (American Beacon Large Cap Value Fund)
Prospectus [Line Items]
Annual Return [Percent]	14.21%	14.85%	13.07%	(5.56%)	27.54%	2.94%	29.18%	(12.26%)	16.68%	15.61%
(American Beacon Funds) | (American Beacon Small Cap Value Fund)
Prospectus [Line Items]
Annual Return [Percent]	4.43%	7.05%	16.29%	(8.06%)	27.72%	3.70%	23.07%	(15.89%)	8.35%	26.34%
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund)
Prospectus [Line Items]
Annual Return [Percent]	36.03%	3.72%	15.40%	(20.57%)	7.49%	12.61%	19.38%	(19.89%)	24.18%	3.46%